Note 5 - Capital Lease Obligations (Details Textual) € in Thousands	Jun. 30, 2016 EUR (€)
Medical Devices [Member]
Capital Lease Obligations	€ 193
Vehicles [Member]
Capital Lease Obligations	€ 244